CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 2,602.9	$ 430.9
Accounts receivable, net	456.5	424.7
Other receivables, net	316.4	101.2
Inventories:
Finished	183.2	139.1
In process	17.1	13.0
Raw materials	14.9	18.6
Packaging materials	15.2	8.6
Total inventories	230.4	179.3
Other current assets, net	156.6	122.7
Total current assets	3,762.8	1,258.8
Properties, net	1,588.7	1,590.8
Goodwill	2,028.9	1,983.3
Other intangibles, net	4,984.9	4,745.7
Investment in MillerCoors	2,580.9	2,441.0
Deferred tax assets	23.1	20.2
Notes receivable, net	18.5	19.9
Other assets	222.5	216.6
Total assets	15,210.3	12,276.3
Current liabilities:
Accounts payable and other current liabilities	1,153.9	1,184.4
Current portion of long-term debt and short-term borrowings	63.5	28.7
Discontinued operations	4.5	4.1
Total current liabilities	1,221.9	1,217.2
Long-term debt	2,973.4	2,908.7
Pension and postretirement benefits	208.9	201.9
Deferred tax liabilities	796.1	799.8
Unrecognized tax benefits	12.4	8.4
Other liabilities	66.9	66.9
Discontinued operations	11.4	10.3
Total liabilities	$ 5,291.0	$ 5,213.2
Commitments and contingencies (Note 15)
Capital stock:
Preferred stock, $0.01 par value (authorized: 25.0 shares; none issued)	$ 0.0	$ 0.0
Paid-in capital	6,550.0	4,000.4
Retained earnings	4,566.5	4,496.0
Accumulated other comprehensive income (loss)	(1,437.9)	(1,694.9)
Class B common stock held in treasury at cost (9.5 shares and 9.5 shares, respectively)	(471.4)	(471.4)
Total Molson Coors Brewing Company stockholders' equity	9,898.8	7,043.0
Noncontrolling interests	20.5	20.1
Total equity	9,919.3	7,063.1
Total liabilities and equity	15,210.3	12,276.3
Class A common stock, voting [Member]
Capital stock:
Common stock - Class A, $0.01 par value (authorized: 500.0 shares; issued and outstanding: 2.6 shares and 2.6 shares, respectively); Class B, $0.01 par value (authorized: 500.0 shares; issued and outstanding: 203.3 shares and 172.5 shares, respectively)	0.0	0.0
Class B common stock, non-voting [Member]
Capital stock:
Common stock - Class A, $0.01 par value (authorized: 500.0 shares; issued and outstanding: 2.6 shares and 2.6 shares, respectively); Class B, $0.01 par value (authorized: 500.0 shares; issued and outstanding: 203.3 shares and 172.5 shares, respectively)	2.0	1.7
Class A Exchangeable Shares [Member]
Capital stock:
Exchangeable shares - Class A, no par value (issued and outstanding: 2.9 shares and 2.9 shares, respectively); Class B, no par value (issued and outstanding: 15.4 shares and 16.0 shares, respectively)	108.2	108.2
Class B Exchangeable Shares [Member]
Capital stock:
Exchangeable shares - Class A, no par value (issued and outstanding: 2.9 shares and 2.9 shares, respectively); Class B, no par value (issued and outstanding: 15.4 shares and 16.0 shares, respectively)	$ 581.4	$ 603.0